Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) [Line Items]
Rent expense operating leases	$ 345,319	$ 120,042
FLORIDA
Leases (Details) [Line Items]
Lease escalating payments	16,457
Minimum [Member]
Leases (Details) [Line Items]
Lease escalating payments	15,538
Maximum [Member]
Leases (Details) [Line Items]
Lease escalating payments	$ 16,719